DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS - VIE Assets and Liabilities, Net Revenues, Net Loss and Cash Flows (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Financial statement amounts and balances of VIE included in the accompanying consolidated financial statements
Prepaid expenses and other current assets	¥ 8,042,169		¥ 4,430,285		$ 1,132,716
Total current assets	70,444,891		65,262,522		9,921,955
Long-term investments	38,000,000		38,000,000		5,352,188
Other non-current assets	31,691,417		28,415,794		4,463,643
Total assets	448,939,143		474,464,769		63,231,755
Accrued expenses and other payables	49,146,103		55,904,510		6,922,083
Amounts due to related parties	5,999,035		9,461,451
Total current liabilities	314,402,501		292,542,513		44,282,665
Total liabilities	335,965,436		330,950,579		$ 47,319,741
Net revenues	221,618,968	$ 31,214,379	206,820,874	¥ 202,209,465
Net loss	(33,710,541)	(4,748,031)	(48,594,231)	(36,410,117)
Net cash used in operating activities	8,751,473	1,232,619	(14,613,887)	(31,833,685)
Net cash used in investing activities	(3,966,486)	(558,668)	(2,490,103)	(10,028,992)
Net cash provided by financing activities	403,439	$ 56,823	188,212	827,516
ATA Intelligent Learning
Financial statement amounts and balances of VIE included in the accompanying consolidated financial statements
Cash	257,218		159,882
Prepaid expenses and other current assets	6,592		6,592
Total current assets	263,810		166,474
Long-term investments	49,003,096		55,779,696
Other non-current assets	12,590		2,590
Total assets	49,279,496		55,948,760
Accrued expenses and other payables	60,587		134,604
Amounts due to related parties	64,617,353		63,597,353
Total current liabilities	64,677,940		63,731,957
Total liabilities	64,677,940		63,731,957
Net loss	(7,615,247)		(7,824,115)	(14,072,212)
Net cash used in operating activities	(952,664)		(861,350)	(903,343)
Net cash used in investing activities				(4,642,082)
Net cash provided by financing activities	¥ 1,050,000		¥ 830,186	¥ 5,645,353